Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Net Income of Consolidated Partially-Owned Entities and Attribution of Net Income to Controlling and Non-controlling Interests
The total net income (loss) of Teekay’s consolidated partially-owned entities and the attribution of that net income (loss) to controlling and non-controlling interests is as follows:

	Net (loss) income attributable to non-controlling interests				Controlling Interest		Net income (loss) of consolidated partially-owned entities (1)
	Non-public partially-owned subsidiaries	Preferred unit-holders	Earnings (Loss)	Total Non-Controlling Interest	Earnings (Loss)	Total Controlling Interest (Teekay)
Seapeak (2)	872	928	(63,728)	(61,928)	100,364	100,364	38,436
Teekay Tankers	—	—	172,857	172,857	56,231	56,231	229,088
Other entities and eliminations	—	—	24	24
For the For the Year Ended December 31, 2022	872	928	109,153	110,953
Seapeak (2)	12,900	25,702	125,016	163,618	91,930	91,930	255,548
Teekay Tankers	—	—	(174,787)	(174,787)	(67,585)	(67,585)	(242,372)
Other entities and eliminations	—	—	(5)	(5)
For the For the Year End December 31, 2021	12,900	25,702	(49,776)	(11,174)
Seapeak (2)	9,955	25,702	32,816	68,473	28,839	28,839	97,312
Teekay Tankers	—	—	105,455	105,455	(18,138)	(18,138)	87,317
Other entities and eliminations	—	—	(13)	(13)
For the For the Year Ended December 31, 2020	9,955	25,702	138,258	173,915
(1)Includes earnings attributable to common and preferred shares.
(2)Seapeak forms part of discontinued operations as at December 31, 2021.
Summary of Capitalized Dry Docking Costs
The following table summarizes the change in the Company’s capitalized dry-docking costs from January 1, 2020 to December 31, 2022:

	Year Ended December 31,
	2022 $	2021 $	2020 $
Balance at the beginning of the year	62,914	67,527	71,807
Costs incurred for dry dockings	15,792	23,042	28,546
Dry-dock amortization	(26,666)	(27,123)	(27,851)
Write-down / sales of vessels	(566)	(532)	(4,975)
Balance at the end of the year	51,474	62,914	67,527

Schedule of Accumulated Other Comprehensive Income (Loss)
The following table contains the changes in the balances of each component of accumulated other comprehensive loss attributable to shareholders of Teekay for the periods presented.

	Pension Adjustments Relating to Continuing Operations $	Qualifying Cash Flow Hedging Instruments Related to Discontinued Operations $	Total $
Balance as of December 31, 2019	(4,329)	(19,408)	(23,737)
Other comprehensive loss and other	(548)	(15,259)	(15,807)
Changes to non-controlling interest in AOCI from equity contributions	—	(9,339)	(9,339)
Balance as of December 31, 2020	(4,877)	(44,006)	(48,883)
Other comprehensive income and other	1,881	21,474	23,355
Changes to non-controlling interest in AOCI from equity contributions	—	18	18
Balance as of December 31, 2021	(2,996)	(22,514)	(25,510)
Other comprehensive income and other	1,024	682	1,706
Impact of deconsolidation of Teekay Gas Business	—	21,832	21,832
Balance as of December 31, 2022	(1,972)	—	(1,972)